FAIR VALUE MEASUREMENTS - The Group's financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Financial investments	$ 2,730	$ 16,500
Total financial net assets	2,730	16,500
Recurring
FAIR VALUE MEASUREMENTS
Marketable securities	73,170	78,066
Financial assets related to foreign currency derivative hedging contracts	(461)	(5,143)
Total financial net assets	72,709	72,923
Level 2 | Recurring
FAIR VALUE MEASUREMENTS
Marketable securities	73,170	78,066
Financial assets related to foreign currency derivative hedging contracts	(461)	(5,143)
Total financial net assets	72,709	72,923
NAV
FAIR VALUE MEASUREMENTS
Financial investments	2,730	16,500
Total financial net assets	$ 2,730	$ 16,500